SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Revenue by Product Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue	$ 1,531,469	$ 1,213,028	$ 1,158,519
Tape
Disclosure of products and services [line items]
Revenue	799,576	658,911	632,950
Film
Disclosure of products and services [line items]
Revenue	250,181	181,180	184,398
Engineered coated products
Disclosure of products and services [line items]
Revenue	206,315	159,933	162,955
Protective packaging
Disclosure of products and services [line items]
Revenue	188,902	152,710	135,605
Packaging machinery
Disclosure of products and services [line items]
Revenue	81,087	54,870	33,621
Other
Disclosure of products and services [line items]
Revenue	$ 5,408	$ 5,424	$ 8,990